Pay vs Performance Disclosure Pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Overview

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our principal executive officer (“PEO”) and the average of our other NEOs and certain of our financial performance measures. Compensation actually paid, as determined under SEC requirements, does not fully represent the actual final amount of compensation earned by, or paid to, our NEOs during the applicable years.

The Compensation Committee did not use the information displayed in the tables below, including the calculation of compensation actually paid, as a basis for making compensation decisions. For further information regarding Atlanticus’ compensation philosophy, see “Compensation Discussion and Analysis.”

Pay Versus Performance Table

The table below sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2022, 2021 and 2020:

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (a)		Compensation Actually Paid to PEO (b)		Average Summary Compensation Table total for Non-PEO NEOs (c)	Average Compensation Actually Paid to Non-PEO NEOs (d)	Atlanticus Total Shareholder Return (e)	Peer Group Total Shareholder Return (f)	Net Income ($ thousands) (g)	Company Selected Measure (CSM) - Total Revenue ($ thousands) (h)
	First PEO	Second PEO	First PEO	Second PEO
2022	$2,189,624	N/A	$398,008	N/A	$2,144,495	$2,018,996	$290.79	$100.12	$134,612	$1,046,913
2021	$1,672,241	$1,652,267	$1,719,163	$18,083,032	$1,462,683	$6,083,605	$791.56	$131.98	$177,789	$748,056
2020	$1,304,157	N/A	$3,472,241	N/A	$1,016,245	$6,630,170	$273.36	$103.72	$93,917	$563,410

Column (a). Reflects compensation amounts reported in the Summary Compensation Table. For 2022, the PEO was Jeffrey A. Howard. For 2021, the first PEO was David G. Hanna and the second PEO was Jeffrey A. Howard. For 2020, the PEO was David G. Hanna.

Column (b). Reflects the respective amounts set forth in column (a) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and computed in accordance with the methodology used for financial reporting purposes. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned, realized, or received by the PEO during the applicable year, with a significant portion of the value subject to forfeiture in the event that the underlying vesting conditions with respect to the equity awards are not achieved. For information regarding the decisions made by our Compensation Committee in regard to the PEO’s compensation for each fiscal year, see “Compensation Discussion and Analysis” and the tables and narrative explanations reporting pay for the fiscal years covered in the table above.

PEO Total Compensation Amount	$ 2,189,624		$ 1,304,157
PEO Actually Paid Compensation Amount	$ 398,008		3,472,241
Adjustment To PEO Compensation, Footnote [Text Block]
Year	Summary Compensation Table Total for PEO	Less: Summary Compensation Table Total Equity (Stock Awards + Option Awards)	Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year	Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years	Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	Less: Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year ($)	Compensation Actually Paid to PEO
2022	$2,189,624	$(860,049)	$494,368	$(14,280)	$(1,411,655)	—	$398,008
2021 First PEO	$1,672,241	—	—	$28,902	$18,020	—	$1,719,163
2021 Second PEO	$1,652,267	—	—	$9,078,015	$7,352,750	—	$18,083,032
2020	$1,304,157	$(9,470)	$17,459	—	$2,160,095	—	$3,472,241

Column (c). Reflects compensation amounts reported in the Summary Compensation Table. The following non-PEO NEOs are included in the average amounts shown:

2022: David G. Hanna and William R. McCamey

2021: William R. McCamey

2020: Jeffrey A. Howard and William R. McCamey

Column (d). Reflects the respective amounts set forth in column (c) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and computed in accordance with the methodology used for financial reporting purposes. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned, realized, or received by the non-PEO NEOs during the applicable year, with a significant portion of the value subject to forfeiture in the event that the underlying vesting conditions with respect to the equity awards are not achieved. For information regarding the decisions made by our Compensation Committee in regard to the non-PEO NEOs’ compensation for each fiscal year, see “Compensation Discussion and Analysis” and the tables and narrative explanations reporting pay for the fiscal years covered in the table above.

Non-PEO NEO Average Total Compensation Amount	$ 2,144,495	$ 1,462,683	1,016,245
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,018,996	6,083,605	6,630,170
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Year	Summary Compensation Table Total for Non-PEO NEOs	Less: Summary Compensation Table Total Equity (Stock Awards + Option Awards)	Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year	Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years	Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	Less: Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year ($)	Compensation Actually Paid to Non-PEO NEOs
2022	$2,144,495	$(230,020)	$132,219	$(14,280)	$(13,418)	—	$2,018,996
2021	$1,462,683	—	—	$28,902	$4,592,020	—	$6,083,605
2020	$1,016,245	$(9,470)	$17,459	$5,559,452	$46,484	—	$6,630,170

Column (e). For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of Atlanticus through December 31 of the applicable fiscal year, assuming $100 was invested on December 31, 2019.

Column (f). For the relevant fiscal year, represents the cumulative TSR of the Nasdaq Financial 100 (“Peer Group TSR”) through December 31 of the applicable fiscal year, assuming $100 was invested on December 31, 2019 and reinvestment of dividends.

Column (g). Reflects Net Income in Atlanticus’ Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.

Column (h). Company Selected Measure (“CSM”) is Total Revenue from Atlanticus’ Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Compensation Actually Paid and Certain Financial Performance Measures

The following graphs illustrate the relationship between compensation actually paid to our PEO and other NEOs in 2022, 2021 and 2020 and certain financial performance measures.

Relationship Between Compensation Actually Paid and TSR

The following graph illustrates the relationship between compensation actually paid to our PEO and other NEOs, the cumulative total shareholder return (“TSR”) on $100 investing in Atlanticus’ common stock at the close of the market on December 31, 2019, with dividends reinvested on the date paid through December 31, 2022, and the cumulative Peer Group TSR. The Peer Group TSR is calculated in a similar manner to Atlanticus’ TSR.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between Compensation Actually Paid and Net Income

The following graph illustrates the relationship between compensation actually paid to our PEO and other NEOs and Atlanticus’ Net Income in 2022, 2021 and 2020.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between Compensation Actually Paid and Total Revenue

The following graph illustrates the relationship between compensation actually paid to our PEO and other NEOs and Atlanticus’ Total Revenue in 2022, 2021 and 2020.

Tabular List [Table Text Block]

Most Important Performance Measures

We believe the following performance measures represent the most important financial performance measures used by our Compensation Committee to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:

Total Revenue

Net Income Attributable to Common Shareholders Per Common Share – Diluted

Total Assets

Total Shareholder Return Amount	$ 290.79	791.56	273.36
Peer Group Total Shareholder Return Amount	100.12	131.98	103.72
Net Income (Loss)	$ 134,612,000	$ 177,789,000	$ 93,917,000
Company Selected Measure Amount	1,046,913	748,056	563,410
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income Attributable to Common Shareholders Per Common Share – Diluted
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Assets
PEO Less: Summary Compensation Table Total Equity (Stock Awards +Option Awards) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (860,049)		$ (9,470)
PEO Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	494,368		17,459
PEO Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,280)
PEO Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,411,655)		2,160,095
First PEO Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 28,902
First PEO Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		18,020
Second PEO Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		9,078,015
Second PEO Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,352,750
NEO Less: Summary Compensation Table Total Equity (Stock Awards +Option Awards) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(230,020)		(9,470)
NEO Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	132,219		17,459
NEO Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,280)	28,902	5,559,452
NEO Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,418)	4,592,020	46,484
First PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	2,189,624	1,672,241	1,304,157
PEO Actually Paid Compensation Amount	$ 398,008	1,719,163	$ 3,472,241
Second PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		1,652,267
PEO Actually Paid Compensation Amount		$ 18,083,032